Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Retailing Portfolio

May 31, 2019

RET-QTLY-0719
1.802188.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
Distributors - 1.1%
Distributors - 1.1%
LKQ Corp. (a)	1,241,400	$31,841,910
Food & Staples Retailing - 3.7%
Food Retail - 1.1%
Kroger Co.	1,394,200	31,801,702
Hypermarkets & Super Centers - 2.6%
BJ's Wholesale Club Holdings, Inc.	2,391,243	59,733,250
Walmart, Inc.	180,500	18,309,920
		78,043,170

TOTAL FOOD & STAPLES RETAILING		109,844,872

Health Care Providers & Services - 0.9%
Health Care Services - 0.9%
CVS Health Corp.	371,900	19,476,403
National Vision Holdings, Inc. (a)	219,200	5,968,816
		25,445,219
Hotels, Restaurants & Leisure - 1.4%
Hotels, Resorts & Cruise Lines - 0.2%
Hilton Grand Vacations, Inc. (a)	179,700	4,567,974
Leisure Facilities - 0.3%
Drive Shack, Inc. (a)	2,255,600	10,262,980
Restaurants - 0.9%
U.S. Foods Holding Corp. (a)	807,600	27,910,656

TOTAL HOTELS, RESTAURANTS & LEISURE		42,741,610

Interactive Media & Services - 1.5%
Interactive Media & Services - 1.5%
Alphabet, Inc. Class A (a)	41,500	45,919,750
Internet & Direct Marketing Retail - 33.6%
Internet & Direct Marketing Retail - 33.6%
Amazon.com, Inc. (a)	406,930	722,329,234
eBay, Inc.	2,199,500	79,028,035
Expedia, Inc.	131,100	15,076,500
Liberty Interactive Corp. QVC Group Series A (a)	3,876,900	48,577,557
The Booking Holdings, Inc. (a)	78,580	130,145,768
		995,157,094
Media - 0.5%
Cable & Satellite - 0.5%
Comcast Corp. Class A	365,500	14,985,500
Multiline Retail - 10.2%
General Merchandise Stores - 10.2%
Dollar General Corp.	1,066,600	135,756,848
Dollar Tree, Inc. (a)	1,263,400	128,348,806
Ollie's Bargain Outlet Holdings, Inc. (a)	111,400	10,997,408
Target Corp.	321,000	25,824,450
		300,927,512
Specialty Retail - 43.6%
Apparel Retail - 13.4%
Burlington Stores, Inc. (a)	575,894	90,173,483
Ross Stores, Inc.	1,201,300	111,708,887
The Children's Place Retail Stores, Inc. (b)	452,100	41,891,586
TJX Companies, Inc.	3,014,500	151,599,205
		395,373,161
Automotive Retail - 6.0%
AutoZone, Inc. (a)	73,563	75,557,293
CarMax, Inc. (a)	112,000	8,767,360
O'Reilly Automotive, Inc. (a)	254,386	94,471,329
		178,795,982
Computer & Electronics Retail - 1.8%
Best Buy Co., Inc.	837,400	52,479,858
Home Improvement Retail - 20.4%
Floor & Decor Holdings, Inc. Class A (a)(b)	667,700	23,716,704
Lowe's Companies, Inc.	1,609,800	150,162,144
The Home Depot, Inc.	2,273,100	431,548,035
		605,426,883
Specialty Stores - 2.0%
Five Below, Inc. (a)	68,900	8,869,497
Tiffany & Co., Inc.	424,400	37,818,284
Ulta Beauty, Inc. (a)	40,600	13,535,228
		60,223,009

TOTAL SPECIALTY RETAIL		1,292,298,893

Textiles, Apparel & Luxury Goods - 3.3%
Apparel, Accessories & Luxury Goods - 3.3%
adidas AG	63,000	18,031,471
Capri Holdings Ltd. (a)	154,900	5,031,152
lululemon athletica, Inc. (a)	82,457	13,654,055
PVH Corp.	368,700	31,409,553
Tapestry, Inc.	1,059,100	30,247,896
		98,374,127
Trading Companies & Distributors - 0.2%
Trading Companies & Distributors - 0.2%
Bunzl PLC	234,400	6,267,595
TOTAL COMMON STOCKS
(Cost $1,852,219,560)		2,963,804,082

Money Market Funds - 1.5%
Fidelity Cash Central Fund 2.41% (c)	383,455	383,531
Fidelity Securities Lending Cash Central Fund 2.42% (c)(d)	43,312,285	43,316,617
TOTAL MONEY MARKET FUNDS
(Cost $43,700,758)		43,700,148
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $1,895,920,318)		3,007,504,230
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(45,135,696)
NET ASSETS - 100%		$2,962,368,534

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$108,684
Fidelity Securities Lending Cash Central Fund	15,969
Total	$124,653

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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